Debt - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2012 5 Year Credit Facility CNY	Dec. 31, 2012 5 Year Credit Facility CNY	Sep. 30, 2012 Revolving Credit Facility CNY	Dec. 31, 2012 30 Month Credit Facility USD ($)
Line of Credit Facility [Line Items]
Line of credit facility term	5 years		3 years	30 months
Line of credit facility maximum borrowing capacity	500,000		300,000	$ 10,000
Line credit facility maximum limit drawing date	May 21, 2015		Oct. 09, 2015	Apr. 05, 2013
Line of credit draw down amount		1,000
Repayment of line of credit facility		1,000
Line of credit facility weighted average interest rate		6.90%
Line of credit facility available for future borrowing		399,000
Line of credit facility expired		100,000
Line of credit facility weighted average interest rate				Twelve-month London Interbank Offered Rate ("Libor") on draw-down date plus 2.7%
Percentage points added to the reference rate				2.70%